Other Assets (Components Of Other Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Other Assets [Line Items]
Current and deferred federal and state tax assets	$ 1,252.5	$ 483.5
Deposits on commercial aerospace equipment	696.0	736.3
Tax credit investments and investments in unconsolidated subsidiaries	223.9	73.4
Property, furniture and fixtures	197.2	126.4
Fair value of derivative financial instruments	140.7	168.0
Deferred debt costs and other deferred charges	129.6	148.1
OREO and repossessed assets	127.3	0.8
Tax receivables, other than income taxes	98.2	102.0
Other	529.5	268.2
Total other assets	3,394.9	$ 2,106.7
Deferred tax asset valuation, change in amount	647.0
Affordable housing investments	108.4
Pre-tax losses from affodable housing investments	5.2
Tax benefits from affordable housing investments	8.7
Tax credits from affordabe housing investments	6.7
Liability for unfuded commitments from affordable housing investments	15.7
Cash in custodial accounts	66.7
Real Estate Mortgage Loan [Member]
Schedule Of Other Assets [Line Items]
Loans serviced for others	17.4
Single Family Mortgage Loans [Member]
Schedule Of Other Assets [Line Items]
Loans serviced for others	$ 87.4